UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

Salient Private Access Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Private Access Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/18

Date of reporting period: 06/30/18

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Salient Private Access Registered Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	11
Privacy Policy	13

Salient Private Access Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	15
Schedule of Investments	16
Statement of Operations	27
Statements of Changes in Partners’ Capital	28
Statement of Cash Flows	29
Notes to Financial Statements	30
Supplemental Information	47
Privacy Policy	49

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2018
(Unaudited)

Assets
Investment in the Master Fund, at fair value	$109,504,645
Receivable from the Master Fund	2,821,000
Total assets	112,325,645
Liabilities and Partners’ Capital
Withdrawals payable	2,821,000
Servicing Fees payable	280,907
Accounts payable and accrued expenses	249,189
Total liabilities	3,351,096
Partners’ capital	108,974,549
Total liabilities and partners’ capital	$112,325,645

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2018
(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $92,960)	$176,268
Interest income	153,596
Expenses	(1,361,971)
Net investment loss allocated from the Master Fund	(1,032,107)
Expenses of the Registered Fund:
Servicing Fees	570,159
Professional fees	54,281
Other expenses	28,389
Total expenses of the Registered Fund	652,829
Net investment loss of the Registered Fund	(1,684,936)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund:
Net realized gain (loss) from investments	1,633,663
Change in unrealized appreciation/depreciation from investments	(1,020,084)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund	613,579
Net decrease in partners’ capital resulting from operations	$(1,071,357)

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2017 and
Six Months Ended June 30, 2018 (Unaudited)

Partners’ capital at December 31, 2016	$122,449,397
Contributions	41,841
Withdrawals	(12,022,000)
Net increase in partners’ capital resulting from operations:
Net investment loss	(3,197,535)
Net realized gain from investments	4,201,288
Change in unrealized appreciation/depreciation from investments	4,274,914
Net increase in partners’ capital resulting from operations	5,278,667
Partners’ capital at December 31, 2017	$115,747,905
Withdrawals	(5,701,999)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(1,684,936)
Net realized gain from investments	1,633,663
Change in unrealized appreciation/depreciation from investments	(1,020,084)
Net decrease in partners’ capital resulting from operations	(1,071,357)
Partners’ capital at June 30, 2018	$108,974,549

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2018
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(1,071,357)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Master Fund	(613,579)
Net investment loss allocated from the Master Fund	1,032,107
Withdrawals from the Master Fund	6,346,232
Change in operating assets and liabilities:
Receivable from the Master Fund	133,000
Servicing Fees payable	(14,364)
Accounts payable and accrued expenses	22,960
Net cash provided by operating activities	5,834,999
Cash flows from financing activities:
Withdrawals	(5,834,999)
Net cash used in financing activities	(5,834,999)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2018
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access Registered Fund, L.P. (formerly known as The Endowment Registered Fund, L.P., the “Registered Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 10, 2004, as a non-diversified, closed-end management investment company. The Registered Fund was created to serve as a feeder fund for the Salient Private Access Master Fund, L.P. (formerly known as The Endowment Master Fund, L.P., the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on June 30, 2018, was 43.36%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Registered Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Registered Fund and the results of its operations. The Registered Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Registered Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Registered Fund records investment transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the Registered Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Registered Fund’s investments is calculated by UMB Fund Services, Inc., the Registered Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Registered Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Registered Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Registered Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The Registered Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Registered Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the Registered Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Registered Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Registered Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Registered Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2018, the Registered Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value discussed further in the Master Fund’s notes to financial statements, included in this report.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Registered Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

any state. The Registered Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Registered Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Registered Fund’s limited partnership agreement. The Registered Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Registered Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Registered Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Registered Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser, which also serves as the investment adviser of the Master Fund, recommends to the Board that the Registered Fund offer to repurchase such Interests during the year, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Registered Fund’s assets are invested in the Master Fund, the ability of the Registered Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Registered Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Registered Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Registered Fund.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2018, all of the investments made by the Registered Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the Registered Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Registered Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Registered Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Registered Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the Registered Fund invests all of its investable assets in the Master Fund, the Registered Fund will not pay the Adviser directly any Investment Management Fee; however, should the Registered Fund not have all of its investments in the Master Fund, it may be charged the 1.00% Investment Management Fee directly. The Registered Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Registered Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Registered Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2018, $570,159 was incurred for Servicing Fees.

(c)	PLACEMENT AGENTS

The Registered Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Registered Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Registered Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net investment loss to average partners’ capital(1)	(3.01)%	(2.68)%	(1.95)%	(1.11)%	(3.26)%	(1.69)%
Expenses to average partners’ capital(1)	3.60%	3.56%	3.09%	2.77%	4.13%	2.32%
Portfolio turnover (2)	12.34%	11.07%	16.94%	12.52%	16.96%	16.95%
Total return(3)	(0.94)%	4.52%	(2.07)%	2.12%	4.91%	3.72%
Partners’ capital, end of period (000s)	$108,975	$115,748	$122,449	$135,705	$136,793	$858,504

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund.

(2)	The Registered Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
(3)	Calculated as geometrically linked monthly returns for each month in the period.

(10)	SUBSEQUENT EVENTS

Based on the partners’ capital of the Registered Fund, the Adviser recommended to the Board that a tender offer to repurchase Interests in an amount of up to $2,746,700 be made for the quarter ending September 30, 2018 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Registered Fund were notified of a tender offer with an August 29, 2018 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $44 million in gross redemptions as of August 22, 2018, the Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the Registered Fund’s repurchase procedures. The final amount that is accepted by the Master Fund, and subsequently the Registered Fund, will appear in the next report to partners.

Management of the Registered Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2018
(Unaudited)

Directors and Officers

The Registered Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Registered Fund who are responsible for the Registered Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000 paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, annual fees of $625, $833 and $625 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $3,000, $3,000 and $5,000 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2018.

Asset Class[1]	Fair Value	%
Energy	$33,352,295	13.22
Event-Driven	6,545,707	2.59
Food Technology	492,339	0.20
Global Macro and Trading	15,371,791	6.09
Private Equity	122,193,154	48.43
Professional Services	428,806	0.17
Real Estate	16,358,257	6.48
Relative Value	57,588,333	22.82
Total Investments	$252,330,682	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2018
(Unaudited)

Form N-Q Filings

The Registered Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Registered Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Registered Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Registered Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Registered Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

SALIENT PRIVATE ACCESS REGISTERED FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Registered Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Registered Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Registered Fund’s service providers, including the Registered Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Registered Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Salient

Private Access Fund

Salient Private Access Master Fund, L.P.

Shareholder Report

June 30, 2018
(Unaudited)

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2018
(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $212,882,079)	$229,857,058
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund’s capital, at fair value (cost $29,639,569)	17,177,479
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund’s capital, at fair value (cost $3,760,771)	4,375,000
Investments in securities, at fair value (cost $826,252)	921,145
Total investments	252,330,682
Cash and cash equivalents	16,154,143
Restricted cash:
Deposits at brokers for swaps	5,204,616
Interest and dividends receivable	8,679
Receivable from investments sold	10,285,973
Receivable from broker for swaps sold	269,001
Unrealized gain on swap agreements	794,178
Prepaids and other assets	8,748
Total assets	285,056,020
Liabilities and Partners’ Capital
Withdrawals payable	6,599,831
Payable for investments purchased	1,352,625
Credit facility	21,750,000
Investment Management Fees payable	651,208
Payable to affiliate	33,948
Offshore withholding tax payable	472,591
Unrealized loss on swap agreements	1,100,903
Administration fees payable	130,431
Payable to Adviser	100,000
Payable to Directors	21,137
Accounts payable and accrued expenses	270,414
Total liabilities	32,483,088
Commitments and contingencies (see note 3)
Partners’ capital	252,572,932
Total liabilities and partners’ capital	$285,056,020

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.28% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$3,266,771	$1,923,971
Sentient Global Resources Fund IV, L.P. (1)	June, 2011		2,053,521	1,295,057
Global Macro and Trading (4.24% of Partners’ Capital)
CCP Core Macro Fund LP- Class Newton USD	February, 2015		10,500,000	10,717,349
Private Equity (15.54% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		—	56,276
CX Partners Fund Ltd. (1)	April, 2009		3,297,364	3,300,466
Gavea Investment Fund II A, L.P.	May, 2007		—	7,790
Gavea Investment Fund III A, L.P.	September, 2008		—	340,810
Hillcrest Fund, L.P.	July, 2008		1,277,854	342,508
India Asset Recovery Fund L.P.	October, 2006		102,450	262
J.C. Flowers III L.P. (1)	October, 2009		2,171,994	1,823,545
LC Fund IV, L.P. (1)	May, 2008		2,651,144	2,763,802
New Horizon Capital III, L.P. (1)	March, 2009		1,398,379	2,044,191
Northstar Equity Partners III (1)	June, 2011		1,391,866	1,607,911
Orchid Asia IV, L.P.	November, 2007		1,039,136	1,080,938
Reservoir Capital Partners (Cayman), L.P.	June, 2009		337,026	887,180
Tiger Global Private Investment Partners IV, L.P. (1)	March, 2007		779,298	1,069,866
Tiger Global Private Investment Partners V, L.P. (1)	January, 2008		1,692,764	2,256,418
Tiger Global Private Investment Partners VI, L.P. (1)	November, 2010		1,336,561	1,519,817
Trustbridge Partners II, L.P. (1)	December, 2007		1,445,658	2,295,041
Trustbridge Partners III, L.P.	April, 2009		3,238,825	5,376,535
Trustbridge Partners IV, L.P.	September, 2011		2,156,044	4,811,354
Trustbridge Partners V, L.P.	November, 2015		4,841,980	7,661,301

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Real Estate (0.59% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)	February, 2008		$1,359,764	$626,658
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	852,496
Total Cayman Islands			47,203,147	54,661,542
Guernsey
Private Equity (0.19% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		385,774	483,923
Total Guernsey			385,774	483,923
Republic of Mauritius
Real Estate (0.67% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		4,042,008	1,689,762
Total Republic of Mauritius			4,042,008	1,689,762
United Kingdom
Private Equity (1.58% of Partners’ Capital)
Darwin Private Equity I L.P. (1)	September, 2007		1,247,553	230,897
Sovereign Capital Limited Partnership III (1)	March, 2010		1,527,651	3,770,511
Real Estate (0.14% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		472,035	113,017
Patron Capital, L.P. II	February, 2005		149,980	31,746
Patron Capital, L.P. III	July, 2007		718,723	209,730
Total United Kingdom			4,115,942	4,355,901
United States
Energy (11.93% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)	October, 2007		354,093	170,313
ArcLight Energy Partners Fund V, L.P. (1)	December, 2011		1,034,484	1,142,401
CamCap Resources, L.P.	May, 2008		54,012	2,396
EIV Capital Fund II, LP	December, 2014		1,844,905	1,960,753

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (11.93% of Partners’ Capital) (continued)
EMG AE Permian Co-Investment, LP	July, 2014		$3,110,712	$531,006
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,532,384	237,296
EnCap Energy Infrastructure TE Feeder, L.P. (1)	October, 2009		1,191,076	285,015
Energy & Minerals Group Fund II, L.P. (1)	November, 2011		2,016,185	2,548,669
Haddington Energy Partners III, L.P.	April, 2017		645,734	880,669
Intervale Capital Fund, L.P.	May, 2008		1,073,480	1,143,629
Merit Energy Partners G, L.P.	September, 2009		3,165,628	2,354,687
Midstream & Resources Follow-On Fund, L.P. (1)	March, 2010		566,632	759,608
NGP Energy Technology Partners II, L.P.	July, 2009		1,028,479	643,692
NGP IX Offshore Fund, L.P. (1)	March, 2008		728,606	156,684
NGP Midstream & Resources, L.P. (1)	October, 2007		1,545,958	1,335,479
Quantum Parallel Partners V, LP	October, 2008		5,911,668	8,756,232
Tenaska Power Fund II-A, L.P.	October, 2008		1,384,952	140,686
Triangle Peak Partners II Annex Fund, LP (1)	July, 2015		1,659,426	1,916,130
Vortus Investments, LP	January, 2016		3,506,983	3,663,237
Vortus Investments II, LP	August, 2017		731,530	748,425
Vortus NPR Co-investment	May, 2007		458,338	756,260
Event-Driven (2.59% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		2,608,923	2,726,317
Credit Distressed Blue Line Fund, L.P.	April, 2010		3,847,700	722,347
Fortelus Special Situations Fund LP	March, 2010		275,952	862,492
Harbinger Capital Partners Fund I, L.P. (2)	November, 2006		7,170,405	1,522,941

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (2.59% of Partners’ Capital) (continued)
Harbinger Capital Partners Fund II, L.P.	July, 2010		$922,338	$112,296
Harbinger Capital Partners Special Situations Fund, L.P.	August, 2006		932,188	130,274
Harbinger Class L Holdings (U.S.), LLC	July, 2010		6,653	35,893
Harbinger Class LS Holdings I (U.S.) Trust	May, 2013	592	401,956	—
Harbinger Class PE Holdings (U.S.) Trust	July, 2010	1	242,329	410,617
Prospect Harbor Credit Partners LP	February, 2010		7,577	22,530
Global Macro and Trading (1.84% of Partners’ Capital)
GAM Systematic Discovery Fund LP	September, 2017		5,000,000	4,654,442
Private Equity (31.04% of Partners’ Capital)
Accel-KKR Capital Partners III, LP	January, 2013		1,539,271	2,004,571
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		328,862	271,299
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		1,689,431	1,959,437
Armadillo Litigation Finance II (1)	February, 2016		1,539,870	1,816,497
Artis Bracket Computing SPV, L.P.			150,000	36,637
Artis Juicy SPV, L.P.	November, 2014		282,289	265
Artis Ventures II, L.P.	November, 2014		2,152,000	2,883,734
Audax Mezzanine Fund II, L.P.	July, 2006		970,756	11,759
Aviator Capital Mid-Life Us Feeder Fund, LP	December, 2016		1,712,694	2,610,238
BDCM Opportunity Fund II, L.P. (1)	March, 2006		959,182	1,376,151

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (31.04% of Partners’ Capital) (continued)
BLC Secured Credit Partners II LP	July, 2015		$1,642,813	$579,946
BLC Secured Credit Partners LLC - Series 14-3C	August, 2015		206,812	499,141
Catterton Growth Partners, L.P.	March, 2008		2,112,157	1,693,621
Chrysalis Ventures III, L.P.	December, 2006		348,237	269,702
Colbeck Strategic Lending Onshore Feeder, LP (1)	March, 2017		1,294,241	1,260,357
Column Group II, LP	October, 2014		5,253,114	6,694,331
Column Group III, LP	May, 2016		1,219,141	1,164,856
Crestline Opportunities Fund III, LLC (1)	August, 2016		1,828,749	1,891,034
Crosslink Crossover Fund V, L.P.	May, 2007		390,141	371,576
Crosslink Crossover Fund VI, L.P.	March, 2007		—	1,794,841
Dace Ventures I, LP	June, 2007		347,387	160,148
Fairhaven Capital Partners, L.P.	March, 2008		1,826,612	2,026,226
Founders Fund III, LP	May, 2010		1,062,286	4,063,377
Founders Fund IV, LP	January, 2012		730,822	4,795,336
Freedom Participation Partners I, LLC	June, 2016		2,000,000	2,385,098
Garrison Opportunity Fund LLC	February, 2010		—	191,011
Garrison Opportunity Fund II A LLC (1)	March, 2011		—	727,380
HealthCor Partners Fund, L.P.	August, 2007		1,119,702	1,401,988
Highland Credit Strategies Liquidation Vehicle Onshore (2)	May, 2011		—	5,691
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,525,177	2,935,380
Ithan Creek Partners, L.P.	October, 2008		36,920	162,461
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		2,429,002	2,242,960
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		958,961	945,455
L-R Global Partners, L.P.	May, 2007		136,331	62,759
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		1,865,290	951,629

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (31.04% of Partners’ Capital) (continued)
Middle East North Africa Opportunities Fund, L.P. (2)	July, 2008	728	$728,344	$51,770
Milton ZXP LLC (2)	February, 2018		500,000	500,000
Monomoy Capital Partners, L.P.	November, 2006		905,833	91,053
Monomoy Capital Partners II, L.P.	May, 2011		1,807,016	1,653,669
Monomoy Capital Partners III, L.P.	December, 2017		643,033	506,498
Parabellum Partners I, LP	August, 2017		1,438,681	1,238,389
Pine Brook Capital Partners, L.P. (1)	January, 2008		2,055,455	804,519
Pinto America Growth Fund, L.P.	July, 2006		57,499	169,452
Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	2,989,568
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		1,125,000	1,125,000
Saints Capital VI, L.P. (1)	April, 2008		1,798,157	754,685
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		235,193	186,978
Sanderling Venture Partners VI, L.P.	June, 2005		119,592	157,103
Sterling Capital Partners II, L.P.	August, 2005		209,139	40,596
Sterling Group Partners II, L.P. (1)	July, 2005		199,627	552
Sterling Group Partners III, L.P.	April, 2010		1,821,165	974,520
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	214,945
Strattam Capital Investment Fund, L.P. (1)	December, 2015		3,423,134	3,329,245
Strattam Capital Investment Fund II, L.P.	February, 2018		252,713	213,316
TAEF Fund, LLC	August, 2008		476,124	455,914
Tenaya Capital V, LP	November, 2007		640,987	791,065
Tenaya Capital VI, LP	July, 2012		1,361,723	1,442,261
The Column Group, LP	September, 2007		1,702,735	1,860,658
The Raptor Private Holdings L.P.	January, 2009	188	128,227	71,481

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (31.04% of Partners’ Capital) (continued)
Trivest Fund IV, L.P.	November, 2007		$601,781	$1,579,326
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		209,878	374,895
Valiant Capital Partners LP	July, 2009		558,520	690,292
VCFA Private Equity Partners IV, L.P. (1)	March, 2005		348,972	50,147
VCFA Venture Partners V, L.P. (1)	January, 2007		823,201	573,022
Voyager Capital Fund III, L.P.	May, 2007		328,913	431,031
WestView Capital Partners II, L.P.	August, 2009		1,831,582	2,824,553
Real Estate (5.08% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		774,068	565,835
Florida Real Estate Value Fund, L.P. (1)	October, 2010		7,036	486,520
GTIS Brazil Real Estate Fund (Brazilian Real) LP	July, 2008		2,673,820	2,915,883
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		33,343	89,367
Monsoon Infrastructure & Realty Co-Invest, L.P.	February, 2008		1,560,996	3,033,984
Northwood Real Estate Co-Investors LP (1)	April, 2008		513,811	669,909
Northwood Real Estate Partners LP (1)	April, 2008		1,444,892	1,873,312
Parmenter Realty Fund IV, L.P. (1)	May, 2011		527,635	395,325
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)	December, 2008		885,408	340,664
Pennybacker IV, LP (1)	February, 2018		1,130,159	1,067,546
SBC Latin America Housing US Fund, LP	June, 2011		1,113,289	1,287,597
Square Mile Partners III LP	April, 2008		782,980	108,072
Relative Value (22.65% of Partners’ Capital)
CIFC SSC Loan Fund, L.P. (2)	April, 2016		5,000,000	6,693,321
Eton Park Fund, L.P.	June, 2009		339,070	41,702
King Street Capital, L.P. (1)	November, 2009		43,481	77,270

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Relative Value (22.65% of Partners’ Capital) (continued)
Magnetar Capital Fund LP	February, 2009		$—	$73,938
Magnetar SPV LLC	May, 2008		32,888	2,934
Millennium USA LP	April, 2012		14,521,931	23,608,730
Napier Park IG Muni First Loss Fund, LP (3)	May, 2015		2,635,771	3,250,000
OZ Asia Domestic Partners, LP	December, 2007		305,420	115,462
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,332,051	—
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	—
Prophet Opportunity Partners LP (2)	March, 2017		6,000,000	6,713,994
Stark Investments Ltd Partnership (1)	May, 2008		28,236	405
Stark Select Asset Fund, LLC	July, 2010		14,779	33,205
STS Partners Fund, LP	November, 2016		5,500,000	7,371,169
The 1609 Fund Ltd.	January, 2018	10,000	8,850,000	9,222,132
Total United States			188,576,467	189,765,087
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			244,323,338	250,956,215	99.36%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Private Equity (0.03% of Partners’ Capital)
Q China Holdings Ltd.	December, 2013	535	63,776	68,365
Q India Holdings Ltd.	December, 2013	1,619	162,199	52

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies (continued)
Relative Value (0.15% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2008	103,717	$227,339	$384,071
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			453,314	452,488
Total Passive Foreign Investment Companies			453,314	452,488	0.18%
Private Corporations
United States
Real Estate (0.00% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		1,505,767	834
Total Private Corporations			1,505,767	834	0.00%
Total Investments in Investment Funds			246,282,419	251,409,537	99.54%
Investments in Securities
Common Stocks
United States
Professional Services (0.00% of Partners’ Capital)
REVA Medical, Inc.	January, 2018	50,795	26,262	8,442
Total Common Stocks			26,262	8,442	0.00%
Preferred Stocks
United States
Food Technology (0.15% of Partners’ Capital)
Credible Inc., Series A Preferred Stock (4)	April, 2015	19,842	299,995	392,339

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Preferred Stocks (continued)
United States (continued)
Professional Services (0.17% of Partners’ Capital)
Hired, Inc., Series C Preferred Stock (4)	December, 2015	78,280	$399,995	$420,364
Total Preferred Stocks			699,990	812,703	0.32%
Total Investments in Securities			726,252	821,145	0.32%
Purchase Agreements
Convertible Note Purchase Agreements
United States
Food Technology (0.04% of Partners’ Capital)
Credible, Inc. (1) (4)	April, 2016		100,000	100,000
Total Purchase Agreements			100,000	100,000	0.04%
Total Investments			$247,108,671	$252,330,682	99.90%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2018 were $49,348,853 For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's Capital (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund's Capital (See Note 4b)
(4)	Security was valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2018. The total of all such securities represents 0.36% of partners' capital.

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Pay / Receive Total Return	Financing Rate / Frequency	Maturity Date	Notional Amount at Value [1]	Premium (Paid) Received	Unrealized Gain (Loss)	Value
Lyxor Swap [2]	Societe Generale	Pay	3M LIBOR + 1.30% / Quarterly	3/1/2019	$10,714,255	$—	$(2,163)	$(2,163)

1	Reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
2	The underlying investment is the Lyxor/Bridgewater Fund Limited - Class B.

Credit Default Swap Agreements:

Buy Protection

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value [1]	Premium (Paid) Received	Unrealized Gain (Loss)	Value
iTraxx Swap [2]	Goldman Sachs	1.00% / Quarterly	6/20/2023	€50,000,000	$(1,098,740)	$794,178	$(304,562)

1	The maximum potential amount the Master Fund may receive should a credit event take place as defined under the terms of the agreement.
2	The underlying index is iTraxx Europe Senior Financials Series 29 Version 1 Index.

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2018
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $214,460)	$407,057
Interest income	354,657
Total investment income	761,714
Expenses:
Investment Management Fees	1,322,283
Administration fees	93,231
Professional fees	316,379
Consulting fees	41,640
Custodian fees	33,211
Directors' fees	50,754
Interest expense	1,161,954
Offshore withholding tax expense	288,325
Other expenses	125,149
Total expenses	3,432,926
Net investment loss	(2,671,212)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	5,178,302
Net realized gain (loss) from swap agreements	(1,402,438)
Net realized gain (loss)	3,775,864
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(3,611,448)
Change in unrealized appreciation/depreciation on swap agreements	2,427,913
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(1,173,747)
Change in unrealized appreciation/depreciation	(2,357,282)
Net realized and unrealized gain (loss)	1,418,582
Net decrease in partners’ capital resulting from operations	$(1,252,630)

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2017 and Six Months Ended June 30, 2018
(Unaudited)

Partners’ capital at December 31, 2016	$285,009,069
Contributions	87,795
Withdrawals	(31,332,414)
Net increase in partners’ capital resulting from operations:
Net investment loss	(4,773,220)
Net realized gain from investments and foreign currency translations	9,539,517
Net realized gain from swap agreements	109,551
Net realized gain from affiliated Investment Funds	79,302
Change in unrealized appreciation/depreciation from investments and foreign currency translations	11,512,296
Change in unrealized appreciation/depreciation from swap agreements	(1,624,003)
Net increase in partners’ capital resulting from operations	14,843,443
Partners’ capital at December 31, 2017	$268,607,893
Contributions	3,700,835
Withdrawals	(18,483,166)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,671,212)
Net realized gain from investments and foreign currency translations	5,178,302
Net realized loss from swap agreements	(1,402,438)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(3,611,448)
Change in unrealized appreciation/depreciation on swap agreements	2,427,913
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(1,173,747)
Net decrease in partners’ capital resulting from operations	(1,252,630)
Partners’ capital at June 30, 2018	$252,572,932

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2018
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(1,252,630)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(35,228,900)
Proceeds from disposition of investments	57,284,520
Net realized gain from investments and foreign currency translations	(5,178,302)
Net realized loss from swap agreements	1,402,438
Change in unrealized depreciation from investments and foreign currency translations	3,611,448
Change in unrealized appreciation from swap agreements	(2,427,913)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	1,173,747
Change in operating assets and liabilities:
Interest and dividends receivable	(1,983)
Receivable from investments sold	12,768,026
Receivable from broker for swaps sold	44,088
Prepaids and other assets	(1,969)
Payable for investments purchased	1,352,625
Investment Management Fees payable	(34,344)
Payable to affiliate	(100,221)
Offshore withholding tax payable	235,522
Administration fees payable	53,120
Accounts payable and accrued expenses	34,218
Net cash provided by operating activities	33,733,490
Cash flows from financing activities:
Borrowings on credit facility	(20,250,000)
Contributions	3,700,835
Withdrawals	(18,709,835)
Net cash used in financing activities	(35,259,000)
Effect of exchange rate changes in cash	45,299
Net change in cash, cash equivalents and restricted cash	(1,480,211)
Cash, cash equivalents and restricted cash at beginning of period	22,838,970
Cash, cash equivalents and restricted cash at end of period	$21,358,759
Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$52,803
Cash paid for interest	$1,161,954

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2018
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access Master Fund, L.P. (formerly known as The Endowment Master Fund, L.P., the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently seven feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2018.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedules of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

●

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

●

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

●

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

●	SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2018, and where such derivatives are recorded:

	Assets	Liabilities
	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Credit Risk Exposure:
Swap Agreements	$794,178	$—
Premiums paid on open Swap Agreements	—	1,098,740
Total	$794,178	$1,098,740

Equity Risk Exposure:
Swap Agreements	$—	$2,163

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018:

	Net Realized Gain (Loss) from Swap Agreements	Change in Unrealized Appreciation/ Depreciation from Swap Agreements
Credit Risk Exposure:
Swap Agreements	$—	$(2,427,402)

Equity Risk Exposure:
Swap Agreements	$(1,402,438)	$(511)

As described above, the Master Fund utilized derivative instruments to achieve its investment objective during the six months ended June 30, 2018. The Master Fund may enter into International Swap and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2018, the Master Fund is subject to master netting agreements that allow for amounts owed between the Master Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. The Master Fund’s Statement of Assets, Liabilities and Partners' Capital presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts to present below. The following is a summary of gross amounts of the derivative instruments, amounts related to derivative instruments/cash collateral not offset in the Statement of Assets, Liabilities and Partners' Capital and net amounts:

Swap Agreements	Counterparty	Gross Amount of Recognized Assets/ (Liabilities)	Gross Amount Available for Offset	Net Amounts of Assets/ (Liabilities)	Financial Instruments Pledged	Cash Collateral Received/ (Pledged)	Net Amount
Unrealized Loss on Swap Agreements - Liability	Societe Generale	$(2,163)	$—	$(2,163)	$—	$(2,163)	$—
Unrealized Loss on Swap Agreements - Liability	Goldman Sachs	$(1,098,740)	$—	$(1,098,740)	$—	$(1,098,740)	$—
Unrealized Gain on Swap Agreements - Asset	Goldman Sachs	$794,178	$—	$794,178	$—	$—	$794,178

The following is a summary of the average monthly notional value of swap agreements in the Master Fund for the six months ended June 30, 2018, as well as the notional value of swap agreements outstanding as of June 30, 2018:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2018
Credit Default Swap Agreements	€50,000,000	€50,000,000
Total Return Swap Agreements	$10,560,098	$10,714,255

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(g)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2018, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(i)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(j)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the current open tax years, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(k)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2018 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1		LEVEL 2		LEVEL 3		INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$—	$—	$—	$33,352,295	$33,352,295	$—
Event-Driven	—	—	—	—	—	—	6,545,707	6,545,707	—
Global Macro and Trading	—	—	—	—	—	—	15,371,791	15,371,791	—
Private Equity	—	—	—	—	—	—	122,124,737	122,124,737	—
Real Estate	—	—	—	—	—	—	16,357,423	16,357,423	—
Relative Value	—	—	—	—	—	—	57,204,262	57,204,262	—
Passive Foreign Investment Companies
Private Equity	—	—	—	—	—	—	68,417	68,417	—
Relative Value	—	—	—	—	—	—	384,071	384,071	—
Private Corporations
Real Estate	—	—	—	—	—	—	834	834	—
Investment Securities
Common Stocks
Financials	—	—	—	—	—	—	—	—	—
Professional Services	8,442	—	—	—	—	—	—	8,442	—
Preferred Stocks
Food Technology	—	—	—	—	392,339	—	—	392,339	—
Professional Services	—	—	—	—	420,364	—	—	420,364	—
Convertible Note Purchase Agreement
Food Technology	—	—	—	—	100,000	—	—	100,000	—
Derivative Instruments
Swap Agreements	—	—	—	(306,725)	—	—	—	—	(306,725)
Total	$8,442	$—	$—	$(306,725)	$912,703	$—	$251,409,537	$252,330,682	$(306,725)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as investments, such as swap agreements. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of June 30, 2018, there were no significant Level 3 investments held in the Master Fund.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2018, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$33,352	$11,345	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	6,546	53	Up to 10 years	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	15,372	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	122,193	33,205	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	16,358	4,746	Up to 10 years	N/A	N/A	Up to 10 years

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	$57,588	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$251,409	$49,349

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds and the possible use of a credit facility, so that the Fund may cover any funding call by Investment Funds.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2018:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Millennium USA LP	9.35%

Millennium USA, LP invests a substantial portion of its capital in Millennium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.

			Yes	Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the year, pursuant to written tenders by partners.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2018 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $33,869,707 and $46,413,149 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of June 30, 2018, was $247,108,671 resulting in accumulated net unrealized appreciation of $5,222,011 consisting of $56,670,989 in gross unrealized appreciation and $51,448,978 in gross unrealized depreciation. As of June 30, 2018, the Master Fund's gross notional amount for total return swap agreements was $10,714,255 resulting in accumulated net and gross unrealized depreciation of $2,163. As of June 30, 2018, the Master Fund's total premiums paid for credit default swap agreements was $1,098,740 resulting in accumulated net and gross unrealized appreciation of $794,178.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(b)	AFFILIATED INVESTMENT FUNDS

As of June 30, 2018, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2018) is shown below:

Affiliated Investment Funds	Shares 12/31/2017	Shares 6/30/2018	Fair Value 12/31/2017	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Interest/ Dividend Income
Ownership exceeds 5% of the Investment Fund's Capital:
CIFC SSC Loan Fund, L.P.			$11,471,981	$—	$(5,000,000)	$—	$221,340	$6,693,321	$—
Harbinger Capital Partners Fund I, L.P.			3,405,758	—	—	—	(1,882,817)	1,522,941	—
Highland Credit Strategies Liquidation Vehicle Onshore			4,727	—	—	—	964	5,691	—
Middle East North Africa Opportunities Fund, L.P.	728	728	51,770	—	—	—	—	51,770	—
Milton ZXP LLC			—	500,000	—	—	—	500,000	—
ORBIS Real Estate Fund I			1,929,649	—	(238,745)	—	(1,142)	1,689,762	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Prophet Opportunity Partners LP			6,360,423	—	—	—	353,571	6,713,994	—
Total			23,224,308	500,000	(5,238,745)	—	(1,308,084)	17,177,479	—
Ownership exceeds 25% of the Investment Fund's Capital:
Napier Park IG Muni First Loss Fund, LP			3,245,935	—	(130,272)	—	134,337	3,250,000	—
Rosebrook 2018 Co-Invest I, L.P.			—	1,125,000	—	—	—	1,125,000	—
Total			3,245,935	1,125,000	(130,272)	—	134,337	4,375,000	—
Total Affiliated Investment Funds			$26,470,243	$1,625,000	$(5,369,017)	$—	$(1,173,747)	$21,552,479	$—

*	Sales include return of capital.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended June 30, 2018, was $93,231.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2018, $1,322,283 was incurred for Investment Management Fees.

(b)	PLACEMENT AGENTS

The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2018, the two largest non-affiliated sub-placement agents service approximately 46.62% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on October 29, 2014. The terms of the Credit Agreement provide a $60,000,000 secured revolving credit facility.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 1.50% per annum on unused capacity above a certain threshold plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus 2.24% per annum as defined in the Credit Agreement. The average principal balance and weighted average interest rate for the six months ended June 30, 2018, was approximately $36,524,862 and 5.72% respectively. At June 30, 2018, the principal balance outstanding was $36,000,000 at an interest rate of 6.04%. The Credit Agreement expires on October 29, 2018.

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net investment loss to average partners’ capital(1)	(2.06)%	(1.72)%	(0.59)%	(0.30)%	(1.79)%	(0.74)%
Expenses to average partners’ capital(1),(2)	2.64%	2.60%	1.73%	1.67%	2.68%	1.37%
Portfolio turnover	12.34%	11.07%	16.94%	12.52%	16.96%	16.95%
Total return(3)	(0.48)%	5.49%	(0.73)%	2.94%	6.43%	4.67%
Partners’ capital, end of period (000s)	$252,573	$268,608	$285,009	$315,003	$319,160	$2,064,041

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the year.
(2)

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

(3)	Calculated as geometrically linked monthly returns for each month in the period.

(11)	SUBSEQUENT EVENTS

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer to repurchase interests in an amount of up to $6,330,825 be made for the quarter ending September 30, 2018 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 29, 2018 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $87 million in gross redemptions as of August 22, 2018, the Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the Master Fund’s repurchase procedures. The final amount that is accepted by the Master Fund will appear in the next report to partners.

On August 1, 2018, the Master Fund renewed the Credit Agreement with Credit Suisse AG to provide a $25,000,000 secured revolving credit facility.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2018
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000 paid quarterly, an annual Board meeting fee of $3,000, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, annual fees of $625, $833 and $625 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $3,000, $3,000 and $5,000 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2018.

Asset Class(1)	Fair Value	%
Energy	$33,352,295	13.22
Event-Driven	6,545,707	2.59
Food Technology	492,339	0.20
Global Macro and Trading	15,371,791	6.09
Private Equity	122,193,154	48.43
Professional Services	428,806	0.17
Real Estate	16,358,257	6.48
Relative Value	57,588,333	22.82
Total Investments	$252,330,682	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2018
(Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Private Access Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 28, 2018

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	August 28, 2018